Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Basis of preparation

2.1  Basis of preparation

The Successor consolidated financial statements, comprise the consolidated balance sheet of Successor as of December 31, 2021 and 2020; the related consolidated statements of income and other comprehensive income, consolidated statements of changes in equity and consolidated statements of cash flows for the year ended December 31, 2021 and 2020, for the period from January 4, 2019 (date of incorporation) through December 31 2019 (the “Successor Consolidated Financial Statements”). The Predecessor consolidated financial statements, comprise the consolidated statement of income and other comprehensive income, consolidated statement of changes in equity, and consolidated statement of cash flows for the period from January 1, 2019 through March 7, 2019 (the “Predecessor Consolidated Financial Statements”). The Predecessor Consolidated Financial Statements and the Successor Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

As a result of the Olink Acquisition on March 7, 2019, Successor carries forward and continues to operate the Predecessor business as of that date. The Successor and Predecessor consolidated financial statements have been prepared with a “black line presentation”, whereby a vertical black line separates the Successor and the Predecessor consolidated financial statements. In addition, relevant footnotes have been presented for the Successor and Predecessor with the “black line presentation” to distinctly highlight the periods pre and post-acquisition and their lack of comparability.

The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the respective accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 3.

The Predecessor adopted IFRS as of January 1, 2018 and the Successor adopted IFRS from January 4, 2019, the date of its inception. As such, IFRS 1, First Time Adoption of IFRS disclosure requirements are not presented in the Successor or Predecessor consolidated financial statements. Furthermore, the Predecessor also adopted IFRS 16 as of January 1, 2018 as required by IFRS 1. The Successor and Predecessor consolidated financial statements have been prepared using the historical cost measurement basis. There are no financial assets and liabilities measured at fair value on a recurring basis.

New and amended standards and interpretations

The following amendments can be applied for the first time in the annual reporting period commencing January 1, 2021:

●	Covid-19-Related Rent Concessions – amendments to IFRS 16, and
●	Interest Rate Benchmark Reform – Phase 2 – amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and

IFRS 16.

The amendments listed above did not have any impact on the amounts recognized in the current period and are not expected to significantly affect future periods.

New and amended standards not yet effective

The following new accounting standards, amendments to accounting standards and interpretations have been published but are not mandatory for December 31, 2021 reporting periods and have not been early adopted by the Company.

•	Reference to the Conceptual Framework – amendments to IFRS 3,
•	Property, Plant and Equipment - Proceeds before Intended Use– amendments to IAS 16,
•	Onerous Contracts - Cost of Fulfilling a Contract - amendments to IAS 37,
•	Annual Improvements to IFRS Standards 2018-2020– amendments to IFRS 1, IFRS 9, IFRS 16, and IFRS 41

These standards, amendments or interpretations are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

Basis of consolidation

2.2  Basis of consolidation

The Successor and Predecessor consolidated financial statements comprise the financial statements of the Companies and its subsidiaries each period presented. Control is achieved when the Companies are exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Such subsidiaries are consolidated from the date on which control is transferred to the Companies and are deconsolidated from the date that control ceases.

Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the period are included in the consolidated financial statements from the date the Companies gain control until the date the Companies ceases to control the subsidiary. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The accounting principles for subsidiaries have been changed, where applicable, to ensure a consistent application of the Companies’ accounting principles.

Business combinations

i.    Business combinations

Business combinations are accounted for using the acquisition accounting method. Consideration transferred, identifiable assets and liabilities assumed are measured at fair value at acquisition date.

Where the consideration transferred, together with any noncontrolling interest, exceeds the fair value of the assets acquired and liabilities assumed, the excess is recorded as goodwill. The costs of effecting an acquisition are charged to the consolidated statement of income in the period in which they are incurred. Goodwill is capitalized as a separate item in the case of subsidiaries and as part of the cost of investment in the case of joint ventures and associates. Goodwill is denominated in the currency of the operation acquired.

Foreign currency translation

ii.    Foreign currency translation

Functional and presentation currency

The Successor and Predecessor consolidated financial statements are presented in U.S. Dollars. For each subsidiary, the Companies determine the functional currency and items included in the financial statements of each subsidiary are measured using that functional currency. In all cases the functional currency of a subsidiary is that of the primary country of operations of that subsidiary. The Companies use the direct method of consolidation and on disposal of a foreign operation, the gain or loss that is reclassified to profit or loss reflects the amount that arises from using this method.

Transactions and balances

Foreign currency transactions of the Companies are translated into the functional currency using the exchange rates prevailing on the transaction dates.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Non-monetary assets and liabilities measured in terms of historic cost in a foreign currency are translated into the functional currency using the exchange rates prevailing on the initial transaction dates. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates prevailing on the date when the fair value is determined.

Differences arising on settlement or translation of monetary items are recognized in the consolidated statement of income.

Translation of foreign subsidiaries

The results and the financial position for all the Companies’ foreign subsidiaries with a functional currency other than the U.S. Dollar are translated into U.S. Dollars, as follows:

●	Assets and liabilities at each balance sheet date are translated using the exchange rates prevailing at that balance sheet date;
●	Period income statements are translated using the average exchange rate prevailing at the corresponding month;
●	Exchange differences arising on translation for consolidation are recognized in Other Comprehensive Income (“OCI”). On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss; and
●	Goodwill and fair value adjustments arising from the acquisition of foreign operations are treated as assets and liabilities in these operations and are translated to the exchange rate at the balance sheet date.

Revenue recognition

iii.    Revenue recognition

The Companies receive revenue from contracts with customers from the sale of its products in the form of kits and from services. The companies also provide custom development services. Value added tax and other sales taxes are excluded from revenue.

Kit and Services

Revenue from the sale of kits is recognized at the point in time when control of the products has transferred to the customer according to the shipping terms.

Revenue from the services is also recognized at the point in time that the results of the analysis are transferred electronically to the customer.

The majority of the above contracts relate to sales orders containing single bundled performance obligations for the delivery of kits or the performance of services at fixed prices. Contracts with customers do not contain variable consideration. The Companies do not usually accept returns or give rebates. Revenue is not recognized in full until it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The average duration of a sales order is less than 1 month.

Custom development services

Revenue from the performance of custom development services is recognized over time since control is transferred to the customer based on the extent of progress towards completion of the obligation. These contracts contain a single bundled performance obligation being the provision of custom development services of panels. Custom development projects are quoted at fixed process and extend over several months. The Companies generally use an input method to determine the progress completed of custom development service arrangements because there is a direct relationship between the effort (i.e. based on costs incurred against expected total costs) and the transfer of service to the customer.

The average duration of a service contracts is less than 12 months.

Research and development

iv.    Research and development

Expenditure on research activities is recognized in profit or loss as incurred.

Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Companies intend to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.

Amortization begins from the time the asset is ready for use. Depreciation is made on a straight-line basis over the useful life. The useful life is determined when the development project is finished and is estimated to 5 years.

Legal and other disputes

v.    Legal and other disputes

Provision is made for the anticipated settlement costs of legal or other disputes against the Companies where an outflow of resources is considered probable and a reliable estimate can be made of the likely outcome.

Leases

vi.    Leases

The Companies recognize right of use assets under lease arrangements in which it is the lessee. Rights to use assets owned by third parties under lease agreements are capitalized at the inception of the lease and recognized on the consolidated balance sheet. The corresponding liability to the lessor is recognized as a lease obligation within current and non-current liabilities. The carrying amount is subsequently increased to reflect interest on the lease liability and reduced by lease payments.

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. Non-lease components are accounted for separately from the lease components.

At the commencement date of the lease, the Companies recognize lease liabilities measured at the present value of lease payments to be made over the lease term. Lease payments do not include variable lease payments, which are expensed as incurred unless they depend on an index or rate. In calculating the present value of lease payments, the Companies use their incremental borrowing rate (“IBR”) at the lease commencement date because the interest rate implicit in the lease is not readily determinable. The IBR is calculated at the rate of interest at which the Companies would have been able to borrow for a similar term and with a similar security to obtain a similar asset in a similar market.

If modifications or reassessments occur, the lease liability and right of use asset are re-measured.

Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Companies are reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss.

Intangible assets

vii.    Intangible assets

Goodwill

Goodwill is stated at cost less impairments. Goodwill is deemed to have an indefinite useful life and is tested for impairment at least annually.

Other intangible assets

Intangible assets are stated at cost less provisions for amortization and impairments. Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition.

Licenses separately acquired or acquired as part of a business combination are amortized over their estimated useful lives, using the straight-line basis, from the time they are available for use.

Customer relationships and technology acquired as part of a business combination are amortized over their estimated useful lives, using the straight-line basis.

Brands acquired as part of a business combination are deemed to have indefinite useful lives. The acquired brands are well-established within the industry, as evidenced by continued demand from and collaboration with blue chip research institutions. Further, the business is expected to operate under these brands for the foreseeable future, thus supporting the indefinite classification. These intangible assets are not amortized, but are tested for impairment annually, either individually or at the cash- generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

Licenses and customer relationships have estimated useful lives of 10 years and research and development technology have estimated useful lives of 15 years. Asset lives are reviewed, and where appropriate adjusted, annually.

Property, plant and equipment

viii.    Property, plant and equipment

Property, plant and equipment (PP&E) includes leasehold improvements; plant and machinery; furniture fittings and equipment; and assets under construction. PP&E is stated at the cost of purchase or construction, less provisions for depreciation and impairment. Depreciation is calculated to write off the cost less residual value of PP&E, excluding freehold land, using the straight-line basis over the expected useful life. Residual values and lives are reviewed, and where appropriate adjusted annually. The normal expected useful lives of the major categories of PP&E are:

● Leasehold improvements	5 years
● Plant and machinery	5 years
● Furniture, fittings and equipment	5 years

On disposal of PP&E, the cost and related accumulated depreciation and impairments are removed from the balance sheet and the net amount, less any proceeds, is recognized in the income statement.

Impairment of non-current assets

ix.    Impairment of non-current assets

The carrying values of all non-current assets are reviewed for impairment, either on a stand-alone basis or as part of a larger cash generating unit (“CGU”), when there is an indication that the assets might be impaired. Additionally, goodwill, intangible assets with indefinite useful lives and intangible assets which are not yet available for use are tested for impairment annually. Any provision for impairment is charged to the income statement.

Impairments of goodwill are not reversed. Impairment losses on other non-current assets are only reversed if there has been a change in estimates used to determine recoverable amounts and only to the extent that the revised recoverable amounts do not exceed the carrying values that would have existed, net of depreciation or amortization, had no impairments been recognized.

Inventories

x.    Inventories

Inventories are stated at the lower of cost and net realizable value. Cost comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Cost is generally determined on a first in, first out basis.

Financial instruments

xi.    Financial instruments

Financial assets

Financial assets are measured at amortized cost, fair value through other comprehensive income (“FVTOCI”) or fair value through profit or loss (“FVTPL”). The measurement basis is determined by reference to both the business model for managing the financial asset and the contractual cash flow characteristics of the financial asset. For financial assets other than trade receivables a 12-month expected credit loss (“ECL”) allowance is recorded on initial recognition. If there is subsequent evidence of a significant increase in the credit risk of an asset, the allowance is increased to reflect the full lifetime ECL. If there is no realistic prospect of recovery, the asset is written off.

ECLs are recognized in the income statement on financial assets measured at amortized cost and at fair value through other comprehensive income apart from equity investments.

Trade receivables

Trade receivables are measured at amortized cost and are carried at the original invoice amount less ECL allowance. The ECL allowance is calculated using a provision matrix applying lifetime historical credit loss experience to the trade receivables. The expected credit loss rate varies depending on whether, and the extent to which, settlement of the trade receivables is overdue, and it is also adjusted as appropriate to reflect current economic conditions and estimates of future conditions. For the purpose of determining credit loss rates, customers are classified into groupings that have similar loss patterns. The key drivers of the loss rate are the nature of the business, location and type of customer.

When a trade receivable is determined to have no reasonable expectation of recovery it is written off against any ECL allowance available and then to the income statement. Subsequent recoveries of amounts previously provided for or written off are credited to the income statement. Long-term receivables are discounted where the effect is material.

Cash and cash equivalents

Cash and cash equivalents are measured at amortized cost and includes cash on hand and deposits held at call with financial institutions. anies have various defined contribut

Bank overdrafts are shown within interest-bearing liabilities in current liabilities in the consolidated balance sheet.

Financial liabilities

Financial liabilities are classified, at initial recognition, as financial liabilities at FVTPL, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial liabilities are recognized initially at fair value and, in the case of loans, borrowings and payables, net of directly attributable transaction costs.

The Companies’ financial liabilities include trade and other payables, loans and borrowings (including bank overdrafts).

Loans and borrowings are subsequently carried at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognized as a charge to the consolidated statements of other comprehensive income over the period of the relevant borrowing.

Derivative financial instruments

The Companies do not currently enter into derivative financial instruments.

Derecognition of financial assets and liabilities

Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or transfer and the Group has transferred substantially the risks and rewards of ownership. Financial liabilities are derecognized when the contractual obligations are discharged or cancelled or expired. When the terms of a financial liability are modified, and not derecognized, the gain or loss is recognized in the statement of income and other comprehensive income. The gain or loss is the difference between the original contractual cash flows and the modified cash flows discounted to the original effective interest rate.

Pension obligations	xii. Pension obligations The Companies operate defined-contribution plans for the benefit of its employees. The Companies’ contributions to defined contribution plans are expensed as incurred.
Share-based payments

xiii.    Share-based payments

Share-based compensation benefits are provided to employees, consultants and directors via the Companies 2021 Incentive Award Plan, including stock options (ISO), restricted stock unit awards (RSU) and performance based restricted stock unit awards. Information relating to these schemes is set out in note 20.

Stock options

The fair value of options granted under the stock options program is recognized as an employee benefits expense, with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the options granted and taking into consideration any impact from service conditions.

The total expense is recognized over the vesting period of four years, which is the period over which the vesting conditions are to be satisfied. At the end of each period, the Company revises its estimates of the number of options that are expected to vest based on the service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

Restricted stock units

Under the employee restricted stock units scheme, the RSU’s will vest during a four- year period and new shares will be issued when the RSU vest for no cash consideration. Over the vesting period, the market value of the RSU’s is recognized as an employee benefits expense, with a corresponding increase in equity.

The total expense is recognized over the vesting period of four years, which is the period over which the vesting conditions are to be satisfied. At the end of each period, the Company revises its estimates of the number of options that are expected to vest based on the service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

Current and deferred income tax

xiv.    Current and deferred income tax

Current income tax is provided at the amounts expected to be paid, applying tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred income tax results from temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred income tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized. Deferred income tax based on temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred income tax is provided using rates of tax that have been enacted or substantively enacted by the balance sheet date.

Where an uncertain tax position is identified, management will make a judgement as to what the probable outcome will be, assuming the relevant tax authority has full knowledge of the situation. When an economic outflow is probable to arise, a provision is made for the best estimate of the liability. In estimating any such liability, the Companies applies a risk-based approach which accounts for the probability that the Companies would be able to obtain compensatory adjustments under international tax treaties. These estimates consider the specific circumstances of each dispute and relevant external advice.

Government grants

xv.    Government grants

Government grants related to assets are initially recognized as deferred income at fair value if there is reasonable assurance that they will be received, and the Companies will comply with the conditions associated with the grant; they are then recognized in profit or loss as other income on a systematic basis over the useful life of the asset.

Grants that compensate the Companies for expenses incurred are recognized in profit or loss as other income on a systematic basis in the periods in which the expenses are recognized, unless the conditions for receiving the grant are met after the related expenses have been recognized. In this case, the grant is recognized when it becomes receivable.